Share capital (Tables)	9 Months Ended
Sep. 30, 2017
Stockholders' Equity Note [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
At September 30, 2017, the following share purchase warrants were outstanding:

	Pre-Arrangement	Post-Arrangement
Number of share purchase	exercise price per share	adjusted exercise price
warrants (000’s)	C$	C$	Expiry date
8,655	0.65	0.55	January 10, 2022
610	0.65	0.55	January 12, 2022

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
The revaluation used the following weighted average assumptions using the Black Scholes option pricing model:

2017
Share price at revaluation date	C$0.55
Risk-free interest rate	1.01%
Expected life	5 years
Annualized volatility	72%